Quarterly Holdings Report
for
Fidelity® Government Income Fund
May 31, 2026
GOV-NPRT3-0726
1.800338.122
Collateralized Mortgage Obligations - 11.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.4%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	1,146	1,158
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,595	1,611
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	2,012	2,039
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,504	1,524
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	2,141	2,174
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	789	802
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7066% 8/25/2031 (b)(c)	12,815	12,933
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	442	453
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,356	1,400
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	266	267
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	485	490
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.356% 11/18/2031 (b)(c)	9,814	9,821
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	4,706	4,750
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	616	621
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	243	244
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.1766% 11/25/2032 (b)(c)	1,314	1,314
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(i)	274	4
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 11/25/2032 (b)(c)	8,609	8,689
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(i)	11,320	1,173
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(i)	615	57
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	17,894	17,988
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	83,882	85,422
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	841,119	845,570
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (j)	1,570	1,366
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	43,046	42,859
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	257,771	259,150
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(i)	13,073	723
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	873,082	891,033
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	42,731	43,641
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	235	241
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	27,686	27,696
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	6,100	6,197
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(i)	8,221	594
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(i)	4,326	346
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (j)	5,849	5,287
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (j)	10,427	9,013
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (j)	1,322	1,102
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	19	18
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(i)	2,960	237
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	2,120	2,679
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	3,188	3,984
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	453	498
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	436,381	438,712
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	17,767	17,118
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	124,465	120,077
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	12,045	12,390
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	54,618	54,191
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (i)	9,872	114
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	136,877	126,809
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	200,057	188,084
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,205,213	2,137,061
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	32,956	33,039
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(i)	15,562	1,461
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (i)	68,977	9,211
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	83,038	79,535
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	234,325	230,581
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	608,112	602,486
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	41,604	5,263
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	214,211	213,561
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (i)	621,938	129,086
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	98,365	95,779
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,395,436	1,344,094
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	645,339	582,164
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	5,588,412	4,840,493
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,075,494	913,225
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,142,942	970,496
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	946,714	843,318
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,483,751	1,317,113
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,426,421	1,330,131
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	799,336	737,670
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	11,302,640	10,074,888
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,076,532	960,239
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,307,600	1,135,841
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,014,495	1,879,922
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	86	87
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (j)	108,363	92,641
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (j)	5,773	4,918
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (i)	8,617	230
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	8,481,140	7,878,450
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	1,729,376	1,740,075
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	957,083	962,942
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	1,167,805	1,177,959
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	1,408,697	1,420,422
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	2,227,243	2,243,957
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	1,047,936	1,055,390
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,088,337	1,081,173
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6566% 6/25/2036 (b)(c)	955,679	965,445
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6466% 3/25/2036 (b)(c)	724,234	733,367
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	261,065	260,230
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	2,695	329
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	2,549	316
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(i)	1,688	246
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(i)	1,185	152
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	1,620	233
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(i)	1,080	171
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	11,283	1,685
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	18,382,955	18,296,263
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	411	415
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,572	1,591
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,021,147	1,008,617
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	133,749	131,641
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	844,390	751,511
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	784	796
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	5,994	6,093
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	292	297
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	843	855
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	7,222	7,352
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,686	1,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	997	1,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	534	542
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,868	3,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	15,074	15,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	216	217
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	293	295
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	282	285
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	411	414
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	149	150
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,890	1,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	2,934	2,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	5,085	5,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 11/15/2032 (b)(c)	3,312	3,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3573% 2/15/2032 (b)(c)	5,411	5,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	231,546	231,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 10/15/2033 (b)(c)	311,482	313,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	69,720	69,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	11,977	12,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 2/15/2033 (b)(c)	234,293	235,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1573% 3/15/2034 (b)(c)	78,279	78,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	6,266	6,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	979,340	996,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	951,844	958,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	60,554	60,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	22,750	23,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	2,191	2,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	37,037	36,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	12,343	12,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(i)	3,917	309
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (j)	13,370	11,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (j)	1,840	1,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (j)	7,117	6,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (j)	8,402	7,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	13,006	13,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	48,143	48,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(i)	16,292	1,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	3,372	3,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(i)	11,456	987
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	14,123	13,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	126,541	127,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	61,695	62,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,916,551	1,904,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,077,588	3,058,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	8,950,611	8,750,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	8,602	8,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	155,349	146,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	18,143	375
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	20,364	20,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	98,537	95,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,188,631	2,681,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	8,205,988	7,516,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,350,858	4,697,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,053,297	958,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,234,629	6,477,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,166,488	1,038,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,079,199	981,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,251,381	1,098,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	818,207	745,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,885,091	3,553,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	877,292	799,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,194,722	4,074,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,537,795	1,468,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,126,694	2,021,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,412,563	2,324,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,500,869	1,505,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	970,093	966,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	2,301,586	2,313,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	759,712	761,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	1,463,409	1,474,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	1,560,224	1,571,134
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,731	1,756
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	975	989
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	271	274
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (j)	4,000	3,331
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(h)	6,897	6,871
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(h)	162,109	161,445
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(h)	95,471	94,756
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(h)	69,941	69,877
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(h)	91,953	91,867
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(h)	95,103	94,991
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(h)	66,761	66,707
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(h)	91,097	91,001
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(h)	64,130	64,068
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(h)	73,234	73,200
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3252% 9/20/2061 (b)(c)(h)	368,662	368,598
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(h)	256,322	256,476
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(h)	239,137	239,499
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(h)	125,246	125,520
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(h)	298,406	298,703
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(h)	194,600	194,763
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(h)	1,072	1,079
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	2	2
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	348	336
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3752% 8/20/2063 (b)(c)(h)	17,171	17,179
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 4.4252% 12/20/2063 (b)(c)(h)	716,641	717,796
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(h)	312,799	312,970
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(h)	11,650	11,656
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(h)	18,592	18,578
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0552% 5/20/2063 (b)(c)(h)	11,115	11,083
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	474	446
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9752% 4/20/2063 (b)(c)(h)	16,206	16,135
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(h)	110,259	107,642
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.29% 5/20/2066 (b)(c)(h)	431,348	431,653
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(h)	14,043	14,039
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	246,445	226,327
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(h)	451,928	451,371
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	523,295	513,576
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	943,676	969,544
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	18,287	18,420
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(i)	3,550	163
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(i)	3,834	318
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(i)	7,065	509
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 7/20/2037 (b)(c)	56,473	56,656
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.1971% 1/20/2038 (b)(c)	58,513	58,652
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.5771% 8/20/2038 (b)(c)	380,043	386,219
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6171% 9/20/2038 (b)(c)	292,170	297,348
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3395% 11/16/2039 (b)(c)	328,388	330,270
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2695% 12/16/2039 (b)(c)	46,820	47,003
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	13,401	13,099
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	177,713	173,744
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,542,186	4,352,692
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	39,347	38,461
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	2,977,827	2,993,048
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(h)	21,663	21,659
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	8,278	179
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	21,788	21,556
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(i)	16,367	1,393
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 8/20/2042 (b)(c)	60,688	60,118
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	33,356	33,105
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	339,279	314,802
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	131,574	121,135
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	222,140	204,243
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	178,041	165,185
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	68,600	64,156
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,672,669	2,440,391
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	187,665	170,957
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	153,342	140,122
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	189,935	174,721
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	169,377	159,155
TOTAL UNITED STATES		158,923,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,731,991)		158,923,421

Commercial Mortgage Securities - 7.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.6%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	5,313,444	5,295,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	14,289,480	14,226,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	19,069,094	18,982,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	26,957,446	26,833,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,676,183	1,667,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	3,755,181	3,743,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1992% 4/25/2029 (b)(c)	12,471,330	12,464,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 6/25/2030 (b)(c)	10,300,000	10,283,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	4,699,755	4,699,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	7,400,000	7,402,322
TOTAL UNITED STATES		105,598,191
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,629,803)		105,598,191

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae 2% 2/1/2052	1,251,186	1,022,932
Fannie Mae 3.5% 12/1/2036	26,706	25,864
Fannie Mae 3.5% 5/1/2036	20,139	19,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	4,733	4,841
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	1,087	1,116
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,665	1,709
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	5,458	5,578
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	5,688	5,848
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	68,643	70,678
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	48,584	50,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	35,315	36,558
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	46,578	48,271
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5803%, 5.769% 2/1/2044 (b)(c)	12,280	12,718
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	1,358	1,396
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	264	272
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6342%, 5.877% 4/1/2044 (b)(c)	59,079	61,307
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	6,427	6,620
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	3,894	3,985
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6792%, 6.103% 7/1/2043 (b)(c)	13,999	14,564
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	10,091	10,405
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6916%, 5.974% 2/1/2037 (b)(c)	20,223	20,899
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	23,083	24,026
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	108,986	113,414
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	12,576	12,941
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	3,781	3,948
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	110,783	115,686
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	7,530	7,868
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	40,350	42,198
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	766	798
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	50,508	52,750
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	15,266	15,967
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	12,624	13,195
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	4,431	4,632
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	15,568	16,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	8,916	9,131
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	3,234	3,368
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1343%, 6.147% 7/1/2036 (b)(c)	1,328	1,361
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	8,027	8,275
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	1,559	1,607
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	10,252	10,545
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	486	500
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,462,062	1,236,661
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,437,968	1,218,163
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,464,175	1,239,389
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,374	14,183
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	471,869	387,556
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,238,905	2,805,043
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	335,297	272,872
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,745	11,997
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	286,476	282,182
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	732,003	597,092
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	371,924	325,165
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	266,624	233,062
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	360,108	293,513
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	209,999	171,295
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	67,861	55,333
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	84,761	74,745
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,851	21,847
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,362	6,485
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	6,769	5,966
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,725,141	1,543,676
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	550,337	491,276
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	505,082	452,065
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,532,191	1,301,731
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,161,907	987,143
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,291,229	1,156,222
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	49,446	43,495
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,207	4,577
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	579,318	534,707
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	555,381	495,229
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	37,029	32,595
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	9,388	8,266
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,574	5,798
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	312,058	279,138
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	123,838	110,618
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,446,584	2,092,351
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,996,260	4,277,551
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	707	700
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	112,546	108,407
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	5,967	5,584
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	124,797	114,354
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,600	24,325
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,704	16,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,681	13,409
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,962	12,797
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,783	11,691
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,147	10,164
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,849	8,079
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,331	6,754
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,466	5,056
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	12,541	11,549
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	59,734	52,429
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	2,761,502	2,583,420
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,379	10,391
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	49,300	44,164
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	45,363	42,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	62,310	57,165
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,490	8,685
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,724	7,083
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	5,356	4,874
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,590,210	4,051,779
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,005,810	1,777,424
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	102,985	100,157
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	50,926	48,910
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,154	31,346
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,539	13,293
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,360	7,651
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,681	6,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,437	5,890
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,296	5,761
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,096	5,547
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,897	5,403
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,434	4,954
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	866,932	767,950
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	37,181	32,692
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	94,113	85,946
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	68,349	62,419
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,186	47,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,950	37,441
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	32,473	29,667
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,705	16,173
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,604	16,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,357	14,001
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,716	8,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,798	8,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,023	7,333
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,052	4,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,257,947	1,992,384
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	28,425	26,041
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,355	6,725
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,037	5,516
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	20,650	18,762
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,269	7,437
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	687,054	606,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	149,999	133,295
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,501	16,907
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	86,597	78,032
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	397,234	352,624
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	73,924	65,276
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,605	83,557
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	74,823	68,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,410	10,421
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,770	6,184
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,302	5,749
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,681	5,185
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	12,209	11,017
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	141,589	125,822
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	72,362	66,095
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	98,156	91,857
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	17,751	16,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	4,779	4,367
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	154,409	140,537
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	753,937	675,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	946,958	840,614
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	43,612	39,743
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	21,863	19,900
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	24,950	22,484
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	21,638	19,508
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,543	7,663
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	329,111	294,826
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,194,455	1,058,452
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,037,853	961,843
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	59,213	54,124
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,044	10,060
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,849	7,138
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	781,068	699,700
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	273,339	244,864
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	39,719	35,246
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,321	12,400
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	6,218	5,781
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	15,575	14,642
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	48,307	45,320
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	7,195	6,746
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	395,945	367,279
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	120,701	110,416
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	118,489	111,160
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	39,794	37,335
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	27,396	25,840
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,179	10,487
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,764	6,347
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,140	2,959
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	50,726	47,143
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,708	11,906
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,414	6,943
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,865	6,422
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	6,397	5,998
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	879,154	804,791
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	73,922	67,669
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,319	7,820
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,401,019	3,184,766
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	131,721	122,185
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	63,809	59,190
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	108,703	100,561
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	88,973	81,391
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	22,875	21,367
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,175	4,852
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	2,986,580	2,737,692
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (g)	24,274,849	22,128,998
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,152	21,681
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,136	21,610
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,304,985	3,934,118
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,005	7,516
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	56,545	52,905
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	44,027	41,166
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,462	8,857
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	5,746	5,381
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	92,662	85,935
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	848,373	777,673
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	13,616	13,111
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	73,541	68,781
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	48,005	44,914
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,878	1,750
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	368,208	341,394
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	53,072	48,351
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	380,058	348,386
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	57,932	54,409
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	47,580	44,517
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	513,521	475,701
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,283	4,017
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	5,554	5,185
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	214,575	199,308
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	127,911	118,811
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	41,516	38,961
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	16,541	15,564
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,037	6,592
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	58,337	54,808
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	9,363	8,788
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	64,851	60,237
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	27,081	25,393
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	25,374	23,809
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,398	12,559
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,919	8,364
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,202	7,724
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,071	5,716
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,646	4,358
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,327	2,190
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	452,580	420,663
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	43,969	40,305
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	87,281	84,379
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,740	8,442
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,565	3,444
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,204	3,099
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	126,381	122,122
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	9,623	9,280
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	19,050	18,377
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,245	20,556
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,096	11,668
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,336	4,203
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,148	4,011
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,205	3,101
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	107,490	103,772
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	74,076	71,505
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,560	4,397
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	30,792	29,734
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	12,332	11,825
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	96,575	92,202
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	130,851	126,516
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,359	23,574
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,503	16,964
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,914	15,365
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,888	14,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,046	13,571
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,566	13,128
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,026	11,629
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,573	11,160
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,440	10,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,231	9,900
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,908	9,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,089	8,790
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,948	6,701
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,721	6,480
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,898	5,716
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,732	5,544
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,704	4,536
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,924	3,816
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,095	2,993
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,102	1,066
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	66,473	64,188
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	37,722	36,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	30,759	29,676
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	46,852	44,745
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	36,210	34,976
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,505	1,454
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,003	964
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,629	11,211
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,590	10,217
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,395	2,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	4,393	4,242
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,177	6,872
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,380	17,528
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	71,212	68,853
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,584	10,232
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,565	3,445
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	87,174	84,082
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,917	5,719
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,274	5,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,776	1,727
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	75,558	72,081
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	23,840	22,738
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	41,049	39,062
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,386	2,329
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	12,549	12,220
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,375	4,217
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,011	3,873
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,352	2,272
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	895	869
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	36,115	34,797
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,647	5,451
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,067	4,889
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	2,124	2,050
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	11,798	11,309
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	144,828	138,770
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,591	9,141
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	31,330	30,230
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,291	21,511
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,476	10,107
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,307	6,081
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,711	4,540
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,633	3,501
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	12,527	12,033
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,079	10,591
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	29,264	27,889
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	136,334	129,904
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	140,551	133,922
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	12,465	12,045
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	25,087	23,993
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	154,617	147,518
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,699	2,590
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	135,788	129,723
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	127,236	121,156
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	76,626	72,964
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	6,653	6,390
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,294	2,200
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	26,009	24,838
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,968	15,296
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,779	15,049
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	341,193	324,781
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	78,393	76,337
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	14,694	14,309
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,248	4,102
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,442	2,358
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,079	4,902
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,632	2,532
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,226	1,189
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	622	601
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	163,331	155,934
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,277	4,179
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,601	1,577
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	36,825	35,935
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,172	5,047
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	4,094	3,983
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,597	2,564
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,635	2,604
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	104,935	103,220
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	14,999	14,637
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	2,714	2,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,357	1,340
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	10,956	10,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	275,817	272,316
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	7,710	7,602
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	14,157	13,956
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,468	2,424
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	25,933	25,596
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,041	4,927
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	4,665	4,636
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,190	1,182
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	21,028	20,785
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,386	4,329
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,311	4,260
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,134	1,119
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	23,526	23,190
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,171	2,134
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,260	11,030
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	24,375	23,978
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	147,244	145,396
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	24,303	23,677
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	19,065	18,574
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,648	11,323
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	35,787	35,492
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	7,943	7,891
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,060	2,036
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	14,752	14,502
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	123,495	121,973
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,349	10,157
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,782	11,516
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,896	2,833
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	21,242	20,696
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,523	4,407
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	136,181	135,258
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	37,618	37,370
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	24,396	24,240
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	678	670
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,854	8,772
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,273	4,208
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	5,264	5,169
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,811	13,499
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,957	11,677
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,102	8,896
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,606	3,525
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,213	3,144
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	14,451	14,079
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,470	12,188
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	18,529	18,377
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	37,206	36,941
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	38,896	38,263
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	169,656	166,033
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,238	6,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,329	3,254
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,337	2,288
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	363	361
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	193	193
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	27,537	27,219
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,755	3,715
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,006	5,917
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	143,079	140,023
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	24,386	23,834
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,048	5,019
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,773	2,756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,462	2,447
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,861	1,848
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,665	1,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	845	839
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	423	421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	422	420
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	197	195
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	823	819
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	48,359	47,961
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,937	5,900
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,794	2,776
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,681	2,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,179	2,165
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,010	1,004
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	898	893
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	14,381	14,276
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	5,893	5,854
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	59,565	58,813
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,753	3,716
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	26,154	25,522
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	5,944	5,800
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	283	285
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	27,331	27,528
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,569,376	4,562,183
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	38,137	38,382
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,856,258	4,854,683
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,879,898	1,876,939
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,209,176	1,205,383
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,294,369	1,291,523
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	118,310	119,069
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	20,987	21,130
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,411	1,422
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	2,929	2,949
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,243,538	2,248,420
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	101,961	102,609
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	43,508	43,785
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,420	3,445
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	859,088	860,957
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,533	4,559
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	43,849	44,150
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	517	521
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	35,639	35,721
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	775,816	785,462
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	11,173	11,388
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	297	304
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	4,166	4,242
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	11,973	12,243
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	10,143	10,383
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	17,049	17,402
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	4,313	4,403
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	6,205	6,363
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	290	300
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	67,017	68,981
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	131,203	135,582
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	582	602
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	126	130
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	10,743	11,148
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	10,562	10,971
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	7,751	7,987
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,301	4,439
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	714	739
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	10,089	10,457
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	93,430	96,437
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	18,461	19,018
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,308	3,417
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,474	1,520
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	191	198
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	906,991	933,309
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,444	4,625
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	5,054	5,198
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	4,993	5,135
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	5,599	5,765
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	3,703	3,848
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	383	398
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	180,264	185,793
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	246	255
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	688	713
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	12,711	13,197
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,681,648	2,781,474
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,954	2,015
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	290,180	299,526
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	6,530	6,755
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,983,341	5,167,292
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,785,645	3,924,203
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	231,710	241,006
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,922	1,986
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	656	677
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	649	671
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,746	1,814
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	24,265	25,199
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,931,072	2,002,354
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	119,084	122,766
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,148	1,185
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	525	543
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	297	307
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	144	148
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	27,844	28,646
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	532	544
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	5,956	6,157
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	795	826
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	220,773	227,835
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,356	6,603
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	61,242	63,615
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	635,479	661,599
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	410,367	427,427
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	18,345	19,056
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,641	3,782
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,678	7,976
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	473	495
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	56,590	58,783
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	44,259	45,975
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,179	10,574
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,261,544	3,435,606
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	8,474	8,746
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	7	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	106	112
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	35	37
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	30	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	98	104
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	96	102
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	40	42
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	84	89
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	57	61
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	641	678
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	65	68
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	348	368
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	850	899
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	35	37
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	157	166
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	102	108
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	608	643
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	226	239
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	122	129
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	66	70
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	167	177
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	43	46
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	96	101
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	77	82
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,233	1,303
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	44	47
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	158	167
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	252	266
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	28	29
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,089	1,108
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	187	194
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	108	113
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	62	62
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	697	708
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	63	65
Freddie Mac Gold Pool 1.5% 12/1/2040	870,502	736,843
Freddie Mac Gold Pool 2% 10/1/2041	16,748	14,499
Freddie Mac Gold Pool 2% 11/1/2041	671,185	580,768
Freddie Mac Gold Pool 2% 2/1/2051	5,398,817	4,429,098
Freddie Mac Gold Pool 2% 3/1/2041	859,469	751,694
Freddie Mac Gold Pool 2% 4/1/2052	2,985,561	2,425,979
Freddie Mac Gold Pool 2% 5/1/2051	140,983	114,999
Freddie Mac Gold Pool 2% 6/1/2050	1,138,701	928,834
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2051	83,733	68,275
Freddie Mac Gold Pool 2.5% 10/1/2031	34,544	33,361
Freddie Mac Gold Pool 2.5% 11/1/2041	9,954,412	8,889,198
Freddie Mac Gold Pool 2.5% 11/1/2050	1,293,396	1,106,938
Freddie Mac Gold Pool 2.5% 12/1/2051	1,014,192	861,646
Freddie Mac Gold Pool 2.5% 2/1/2042	1,855,160	1,665,095
Freddie Mac Gold Pool 2.5% 2/1/2051	1,500,750	1,286,744
Freddie Mac Gold Pool 2.5% 5/1/2041	3,915,933	3,534,569
Freddie Mac Gold Pool 2.5% 6/1/2031	20,761	20,087
Freddie Mac Gold Pool 2.5% 6/1/2031	20,795	20,082
Freddie Mac Gold Pool 2.5% 7/1/2031	35,533	34,335
Freddie Mac Gold Pool 2.5% 7/1/2050	1,326,444	1,135,636
Freddie Mac Gold Pool 2.5% 7/1/2050	156,531	134,455
Freddie Mac Gold Pool 2.5% 7/1/2051	1,685,604	1,438,390
Freddie Mac Gold Pool 2.5% 8/1/2031	61,067	58,975
Freddie Mac Gold Pool 3% 1/1/2043	11,325	10,304
Freddie Mac Gold Pool 3% 1/1/2043	9,380	8,592
Freddie Mac Gold Pool 3% 1/1/2052	53,119	46,705
Freddie Mac Gold Pool 3% 10/1/2042	4,445	4,062
Freddie Mac Gold Pool 3% 12/1/2032	6,145	5,958
Freddie Mac Gold Pool 3% 12/1/2042	160,081	146,716
Freddie Mac Gold Pool 3% 12/1/2042	14,326	13,133
Freddie Mac Gold Pool 3% 12/1/2042	5,246	4,796
Freddie Mac Gold Pool 3% 12/1/2046	343,576	308,162
Freddie Mac Gold Pool 3% 12/1/2050	29,403	26,211
Freddie Mac Gold Pool 3% 12/1/2051	389,540	343,116
Freddie Mac Gold Pool 3% 2/1/2037	45,802	43,441
Freddie Mac Gold Pool 3% 2/1/2043	10,976	10,094
Freddie Mac Gold Pool 3% 2/1/2043	7,969	7,286
Freddie Mac Gold Pool 3% 2/1/2043	5,430	4,979
Freddie Mac Gold Pool 3% 2/1/2050	881,096	782,975
Freddie Mac Gold Pool 3% 3/1/2043	6,726	6,163
Freddie Mac Gold Pool 3% 3/1/2048	5,803	5,179
Freddie Mac Gold Pool 3% 4/1/2034	56,391	54,408
Freddie Mac Gold Pool 3% 4/1/2046	16,383	14,717
Freddie Mac Gold Pool 3% 4/1/2046	14,858	13,373
Freddie Mac Gold Pool 3% 5/1/2045	7,747	6,995
Freddie Mac Gold Pool 3% 5/1/2046	256,942	231,019
Freddie Mac Gold Pool 3% 5/1/2046	40,290	36,209
Freddie Mac Gold Pool 3% 6/1/2031	19,511	19,027
Freddie Mac Gold Pool 3% 6/1/2031	7,469	7,287
Freddie Mac Gold Pool 3% 6/1/2031	4,324	4,216
Freddie Mac Gold Pool 3% 6/1/2031	2,912	2,847
Freddie Mac Gold Pool 3% 6/1/2046	258,390	231,918
Freddie Mac Gold Pool 3% 6/1/2050	142,468	126,736
Freddie Mac Gold Pool 3% 7/1/2032	4,462	4,336
Freddie Mac Gold Pool 3% 7/1/2045	16,363	14,801
Freddie Mac Gold Pool 3% 7/1/2045	6,799	6,278
Freddie Mac Gold Pool 3% 8/1/2032	6,581	6,393
Freddie Mac Gold Pool 3% 8/1/2032	3,849	3,740
Freddie Mac Gold Pool 3% 8/1/2045	4,706	4,274
Freddie Mac Gold Pool 3.5% 1/1/2046	32,190	29,871
Freddie Mac Gold Pool 3.5% 1/1/2046	10,683	9,935
Freddie Mac Gold Pool 3.5% 10/1/2040	12,767	12,025
Freddie Mac Gold Pool 3.5% 10/1/2042	7,373	6,929
Freddie Mac Gold Pool 3.5% 11/1/2040	26,538	25,056
Freddie Mac Gold Pool 3.5% 11/1/2045	4,638	4,321
Freddie Mac Gold Pool 3.5% 11/1/2047	45,518	42,332
Freddie Mac Gold Pool 3.5% 11/1/2047	17,050	15,734
Freddie Mac Gold Pool 3.5% 12/1/2033	37,874	36,938
Freddie Mac Gold Pool 3.5% 12/1/2040	25,460	24,031
Freddie Mac Gold Pool 3.5% 12/1/2046	60,605	56,286
Freddie Mac Gold Pool 3.5% 12/1/2047	68,354	63,078
Freddie Mac Gold Pool 3.5% 2/1/2034	397,343	387,648
Freddie Mac Gold Pool 3.5% 2/1/2043	34,110	32,096
Freddie Mac Gold Pool 3.5% 2/1/2043	12,780	12,063
Freddie Mac Gold Pool 3.5% 2/1/2045	3,454	3,238
Freddie Mac Gold Pool 3.5% 2/1/2048	209,626	193,378
Freddie Mac Gold Pool 3.5% 2/1/2048	35,856	33,088
Freddie Mac Gold Pool 3.5% 3/1/2032	229,088	224,614
Freddie Mac Gold Pool 3.5% 3/1/2045	82,345	76,782
Freddie Mac Gold Pool 3.5% 3/1/2045	22,437	20,949
Freddie Mac Gold Pool 3.5% 3/1/2045	17,818	16,635
Freddie Mac Gold Pool 3.5% 3/1/2045	7,033	6,609
Freddie Mac Gold Pool 3.5% 3/1/2046	325,834	303,769
Freddie Mac Gold Pool 3.5% 3/1/2048	81,765	75,428
Freddie Mac Gold Pool 3.5% 4/1/2040	31,481	29,754
Freddie Mac Gold Pool 3.5% 4/1/2042	284,116	268,320
Freddie Mac Gold Pool 3.5% 4/1/2043	40,511	37,999
Freddie Mac Gold Pool 3.5% 4/1/2043	16,675	15,663
Freddie Mac Gold Pool 3.5% 4/1/2046	75,728	70,256
Freddie Mac Gold Pool 3.5% 4/1/2046	63,015	58,563
Freddie Mac Gold Pool 3.5% 4/1/2046	6,551	6,086
Freddie Mac Gold Pool 3.5% 5/1/2034	44,391	43,211
Freddie Mac Gold Pool 3.5% 5/1/2040	58,395	55,214
Freddie Mac Gold Pool 3.5% 5/1/2040	10,675	10,090
Freddie Mac Gold Pool 3.5% 5/1/2045	148,714	138,459
Freddie Mac Gold Pool 3.5% 5/1/2045	10,672	9,938
Freddie Mac Gold Pool 3.5% 5/1/2045	6,436	6,002
Freddie Mac Gold Pool 3.5% 5/1/2045	2,847	2,680
Freddie Mac Gold Pool 3.5% 5/1/2046	627,330	583,960
Freddie Mac Gold Pool 3.5% 6/1/2032	165,290	161,925
Freddie Mac Gold Pool 3.5% 6/1/2040	53,045	50,234
Freddie Mac Gold Pool 3.5% 6/1/2045	315,290	294,214
Freddie Mac Gold Pool 3.5% 6/1/2045	176,855	164,782
Freddie Mac Gold Pool 3.5% 6/1/2045	28,490	26,598
Freddie Mac Gold Pool 3.5% 6/1/2045	17,080	15,953
Freddie Mac Gold Pool 3.5% 7/1/2032	678,939	665,312
Freddie Mac Gold Pool 3.5% 7/1/2040	5,075	4,789
Freddie Mac Gold Pool 3.5% 7/1/2042	906,104	850,851
Freddie Mac Gold Pool 3.5% 7/1/2046	8,786	8,171
Freddie Mac Gold Pool 3.5% 7/1/2051	2,150,707	1,970,805
Freddie Mac Gold Pool 3.5% 8/1/2034	75,756	73,706
Freddie Mac Gold Pool 3.5% 8/1/2040	34,011	32,153
Freddie Mac Gold Pool 3.5% 9/1/2040	23,105	21,891
Freddie Mac Gold Pool 3.5% 9/1/2042	1,122,483	1,052,867
Freddie Mac Gold Pool 3.5% 9/1/2046	787,710	733,309
Freddie Mac Gold Pool 3.5% 9/1/2046	84,934	78,988
Freddie Mac Gold Pool 4% 1/1/2036	133,953	131,720
Freddie Mac Gold Pool 4% 1/1/2039	15,681	15,288
Freddie Mac Gold Pool 4% 1/1/2041	10,682	10,341
Freddie Mac Gold Pool 4% 1/1/2041	5,122	4,971
Freddie Mac Gold Pool 4% 1/1/2043	3,362	3,232
Freddie Mac Gold Pool 4% 1/1/2044	8,355	8,008
Freddie Mac Gold Pool 4% 10/1/2041	85,183	82,327
Freddie Mac Gold Pool 4% 10/1/2041	10,052	9,719
Freddie Mac Gold Pool 4% 10/1/2041	7,973	7,709
Freddie Mac Gold Pool 4% 10/1/2042	4,246	4,092
Freddie Mac Gold Pool 4% 10/1/2042	2,485	2,416
Freddie Mac Gold Pool 4% 10/1/2042	1,766	1,698
Freddie Mac Gold Pool 4% 10/1/2043	20,862	20,030
Freddie Mac Gold Pool 4% 10/1/2043	8,392	8,044
Freddie Mac Gold Pool 4% 10/1/2044	14,765	14,134
Freddie Mac Gold Pool 4% 10/1/2045	5,475	5,256
Freddie Mac Gold Pool 4% 11/1/2041	14,122	13,631
Freddie Mac Gold Pool 4% 11/1/2041	1,645	1,604
Freddie Mac Gold Pool 4% 11/1/2042	180,117	174,177
Freddie Mac Gold Pool 4% 11/1/2042	145,035	140,136
Freddie Mac Gold Pool 4% 11/1/2042	18,243	17,603
Freddie Mac Gold Pool 4% 11/1/2042	15,938	15,338
Freddie Mac Gold Pool 4% 11/1/2042	9,853	9,509
Freddie Mac Gold Pool 4% 11/1/2042	6,562	6,311
Freddie Mac Gold Pool 4% 11/1/2042	567	557
Freddie Mac Gold Pool 4% 11/1/2047	113,925	108,542
Freddie Mac Gold Pool 4% 12/1/2040	2,584	2,506
Freddie Mac Gold Pool 4% 12/1/2042	8,019	7,712
Freddie Mac Gold Pool 4% 12/1/2042	3,511	3,394
Freddie Mac Gold Pool 4% 12/1/2047	179,267	170,797
Freddie Mac Gold Pool 4% 2/1/2041	27,633	26,760
Freddie Mac Gold Pool 4% 2/1/2041	1,644	1,590
Freddie Mac Gold Pool 4% 2/1/2042	37,699	36,390
Freddie Mac Gold Pool 4% 2/1/2042	6,241	6,037
Freddie Mac Gold Pool 4% 2/1/2043	14,874	14,314
Freddie Mac Gold Pool 4% 2/1/2043	11,377	10,936
Freddie Mac Gold Pool 4% 2/1/2043	8,958	8,601
Freddie Mac Gold Pool 4% 2/1/2043	4,932	4,737
Freddie Mac Gold Pool 4% 2/1/2044	8,917	8,568
Freddie Mac Gold Pool 4% 2/1/2044	3,835	3,674
Freddie Mac Gold Pool 4% 2/1/2045	119,811	115,232
Freddie Mac Gold Pool 4% 2/1/2046	41,989	40,266
Freddie Mac Gold Pool 4% 2/1/2048	114,766	109,343
Freddie Mac Gold Pool 4% 2/1/2048	10,676	10,168
Freddie Mac Gold Pool 4% 3/1/2042	6,659	6,424
Freddie Mac Gold Pool 4% 3/1/2042	6,496	6,276
Freddie Mac Gold Pool 4% 3/1/2043	5,611	5,423
Freddie Mac Gold Pool 4% 3/1/2043	3,029	2,911
Freddie Mac Gold Pool 4% 3/1/2044	12,048	11,552
Freddie Mac Gold Pool 4% 4/1/2042	98,442	94,978
Freddie Mac Gold Pool 4% 4/1/2042	75,677	73,129
Freddie Mac Gold Pool 4% 4/1/2042	3,459	3,327
Freddie Mac Gold Pool 4% 4/1/2042	2,487	2,409
Freddie Mac Gold Pool 4% 4/1/2042	1,865	1,795
Freddie Mac Gold Pool 4% 4/1/2042	1,387	1,334
Freddie Mac Gold Pool 4% 4/1/2043	142,334	137,275
Freddie Mac Gold Pool 4% 4/1/2043	7,943	7,653
Freddie Mac Gold Pool 4% 4/1/2046	42,827	40,953
Freddie Mac Gold Pool 4% 4/1/2048	40,680	38,745
Freddie Mac Gold Pool 4% 4/1/2048	32,115	30,587
Freddie Mac Gold Pool 4% 4/1/2048	18,873	17,976
Freddie Mac Gold Pool 4% 4/1/2048	7,035	6,701
Freddie Mac Gold Pool 4% 4/1/2048	2,088	1,988
Freddie Mac Gold Pool 4% 5/1/2038	190,181	185,704
Freddie Mac Gold Pool 4% 5/1/2042	11,916	11,536
Freddie Mac Gold Pool 4% 5/1/2043	8,654	8,316
Freddie Mac Gold Pool 4% 5/1/2043	3,680	3,531
Freddie Mac Gold Pool 4% 5/1/2045	58,544	56,593
Freddie Mac Gold Pool 4% 5/1/2045	15,685	14,992
Freddie Mac Gold Pool 4% 5/1/2048	240,205	228,780
Freddie Mac Gold Pool 4% 6/1/2038	8,120	7,928
Freddie Mac Gold Pool 4% 6/1/2038	5,996	5,855
Freddie Mac Gold Pool 4% 6/1/2041	3,887	3,754
Freddie Mac Gold Pool 4% 6/1/2043	8,872	8,581
Freddie Mac Gold Pool 4% 6/1/2045	10,299	9,892
Freddie Mac Gold Pool 4% 6/1/2047	689,842	658,110
Freddie Mac Gold Pool 4% 6/1/2047	48,023	45,829
Freddie Mac Gold Pool 4% 7/1/2042	147,416	141,983
Freddie Mac Gold Pool 4% 7/1/2043	19,185	18,437
Freddie Mac Gold Pool 4% 7/1/2043	15,795	15,208
Freddie Mac Gold Pool 4% 7/1/2043	8,733	8,408
Freddie Mac Gold Pool 4% 7/1/2043	6,685	6,415
Freddie Mac Gold Pool 4% 7/1/2043	4,879	4,680
Freddie Mac Gold Pool 4% 7/1/2043	4,128	3,961
Freddie Mac Gold Pool 4% 7/1/2043	2,213	2,124
Freddie Mac Gold Pool 4% 7/1/2044	11,270	10,900
Freddie Mac Gold Pool 4% 7/1/2045	25,471	24,453
Freddie Mac Gold Pool 4% 8/1/2038	40,875	39,913
Freddie Mac Gold Pool 4% 8/1/2038	30,478	29,760
Freddie Mac Gold Pool 4% 8/1/2043	9,252	8,884
Freddie Mac Gold Pool 4% 8/1/2043	7,499	7,251
Freddie Mac Gold Pool 4% 8/1/2043	5,458	5,282
Freddie Mac Gold Pool 4% 8/1/2044	2,289	2,210
Freddie Mac Gold Pool 4% 9/1/2041	10,973	10,609
Freddie Mac Gold Pool 4% 9/1/2041	4,013	3,880
Freddie Mac Gold Pool 4% 9/1/2041	2,926	2,838
Freddie Mac Gold Pool 4% 9/1/2042	61,206	59,075
Freddie Mac Gold Pool 4% 9/1/2042	11,496	11,129
Freddie Mac Gold Pool 4% 9/1/2043	14,849	14,284
Freddie Mac Gold Pool 4% 9/1/2043	13,913	13,374
Freddie Mac Gold Pool 4% 9/1/2043	13,298	12,792
Freddie Mac Gold Pool 4% 9/1/2043	11,742	11,273
Freddie Mac Gold Pool 4% 9/1/2043	9,380	8,998
Freddie Mac Gold Pool 4% 9/1/2043	7,961	7,660
Freddie Mac Gold Pool 4% 9/1/2043	4,857	4,656
Freddie Mac Gold Pool 4% 9/1/2043	394	387
Freddie Mac Gold Pool 4% 9/1/2044	8,437	8,100
Freddie Mac Gold Pool 4.5% 1/1/2040	3,362	3,331
Freddie Mac Gold Pool 4.5% 1/1/2041	3,566	3,527
Freddie Mac Gold Pool 4.5% 1/1/2041	2,070	2,049
Freddie Mac Gold Pool 4.5% 1/1/2042	104,701	103,514
Freddie Mac Gold Pool 4.5% 1/1/2045	3,991	3,932
Freddie Mac Gold Pool 4.5% 1/1/2047	8,153	7,996
Freddie Mac Gold Pool 4.5% 10/1/2039	20,396	20,184
Freddie Mac Gold Pool 4.5% 10/1/2039	5,041	4,985
Freddie Mac Gold Pool 4.5% 10/1/2039	1,950	1,930
Freddie Mac Gold Pool 4.5% 10/1/2040	10,058	9,941
Freddie Mac Gold Pool 4.5% 10/1/2040	5,022	4,962
Freddie Mac Gold Pool 4.5% 10/1/2041	26,372	26,054
Freddie Mac Gold Pool 4.5% 10/1/2043	5,950	5,858
Freddie Mac Gold Pool 4.5% 10/1/2048	139,317	136,509
Freddie Mac Gold Pool 4.5% 10/1/2048	22,468	21,881
Freddie Mac Gold Pool 4.5% 11/1/2031	714	713
Freddie Mac Gold Pool 4.5% 11/1/2040	2,328	2,302
Freddie Mac Gold Pool 4.5% 11/1/2044	31,182	30,673
Freddie Mac Gold Pool 4.5% 12/1/2040	3,805	3,760
Freddie Mac Gold Pool 4.5% 12/1/2040	3,304	3,264
Freddie Mac Gold Pool 4.5% 12/1/2044	7,100	6,983
Freddie Mac Gold Pool 4.5% 12/1/2045	18,802	18,610
Freddie Mac Gold Pool 4.5% 12/1/2046	8,274	8,115
Freddie Mac Gold Pool 4.5% 2/1/2037	274	272
Freddie Mac Gold Pool 4.5% 2/1/2041	15,293	15,124
Freddie Mac Gold Pool 4.5% 2/1/2041	4,366	4,313
Freddie Mac Gold Pool 4.5% 2/1/2041	4,346	4,292
Freddie Mac Gold Pool 4.5% 2/1/2041	4,334	4,285
Freddie Mac Gold Pool 4.5% 2/1/2041	4,058	4,012
Freddie Mac Gold Pool 4.5% 2/1/2041	3,101	3,068
Freddie Mac Gold Pool 4.5% 2/1/2041	2,634	2,607
Freddie Mac Gold Pool 4.5% 2/1/2041	1,865	1,843
Freddie Mac Gold Pool 4.5% 2/1/2044	2,880	2,838
Freddie Mac Gold Pool 4.5% 2/1/2047	31,267	30,666
Freddie Mac Gold Pool 4.5% 3/1/2041	39,654	39,193
Freddie Mac Gold Pool 4.5% 3/1/2041	16,605	16,414
Freddie Mac Gold Pool 4.5% 3/1/2041	4,250	4,203
Freddie Mac Gold Pool 4.5% 3/1/2041	3,718	3,674
Freddie Mac Gold Pool 4.5% 3/1/2041	2,353	2,326
Freddie Mac Gold Pool 4.5% 3/1/2041	941	930
Freddie Mac Gold Pool 4.5% 3/1/2044	2,707	2,665
Freddie Mac Gold Pool 4.5% 4/1/2041	51,210	50,622
Freddie Mac Gold Pool 4.5% 4/1/2041	5,903	5,829
Freddie Mac Gold Pool 4.5% 4/1/2041	5,741	5,672
Freddie Mac Gold Pool 4.5% 5/1/2035	1,716	1,706
Freddie Mac Gold Pool 4.5% 5/1/2039	13,206	13,088
Freddie Mac Gold Pool 4.5% 5/1/2040	619	612
Freddie Mac Gold Pool 4.5% 5/1/2041	6,166	6,089
Freddie Mac Gold Pool 4.5% 5/1/2041	4,111	4,063
Freddie Mac Gold Pool 4.5% 5/1/2045	33,338	32,812
Freddie Mac Gold Pool 4.5% 5/1/2047	94,587	92,680
Freddie Mac Gold Pool 4.5% 5/1/2047	69,635	68,232
Freddie Mac Gold Pool 4.5% 5/1/2047	32,609	31,952
Freddie Mac Gold Pool 4.5% 6/1/2038	2,068	2,055
Freddie Mac Gold Pool 4.5% 6/1/2040	1,295	1,281
Freddie Mac Gold Pool 4.5% 6/1/2041	5,639	5,581
Freddie Mac Gold Pool 4.5% 6/1/2041	4,718	4,661
Freddie Mac Gold Pool 4.5% 6/1/2041	3,974	3,932
Freddie Mac Gold Pool 4.5% 6/1/2041	2,146	2,120
Freddie Mac Gold Pool 4.5% 6/1/2041	1,871	1,855
Freddie Mac Gold Pool 4.5% 6/1/2047	135,616	132,883
Freddie Mac Gold Pool 4.5% 6/1/2047	37,117	36,392
Freddie Mac Gold Pool 4.5% 7/1/2040	7,473	7,393
Freddie Mac Gold Pool 4.5% 7/1/2040	3,475	3,435
Freddie Mac Gold Pool 4.5% 7/1/2040	2,944	2,911
Freddie Mac Gold Pool 4.5% 7/1/2041	2,539	2,510
Freddie Mac Gold Pool 4.5% 7/1/2047	65,268	64,014
Freddie Mac Gold Pool 4.5% 7/1/2047	57,508	56,349
Freddie Mac Gold Pool 4.5% 7/1/2047	29,756	29,174
Freddie Mac Gold Pool 4.5% 8/1/2033	765	761
Freddie Mac Gold Pool 4.5% 8/1/2035	247	246
Freddie Mac Gold Pool 4.5% 8/1/2040	2,626	2,596
Freddie Mac Gold Pool 4.5% 8/1/2040	1,920	1,898
Freddie Mac Gold Pool 4.5% 8/1/2041	17,776	17,572
Freddie Mac Gold Pool 4.5% 8/1/2041	3,219	3,183
Freddie Mac Gold Pool 4.5% 8/1/2041	2,785	2,750
Freddie Mac Gold Pool 4.5% 8/1/2041	2,056	2,033
Freddie Mac Gold Pool 4.5% 9/1/2039	9,874	9,797
Freddie Mac Gold Pool 4.5% 9/1/2040	4,814	4,760
Freddie Mac Gold Pool 4.5% 9/1/2041	44,035	43,562
Freddie Mac Gold Pool 4.5% 9/1/2041	24,363	24,086
Freddie Mac Gold Pool 4.5% 9/1/2041	19,634	19,405
Freddie Mac Gold Pool 5% 1/1/2035	17,855	17,993
Freddie Mac Gold Pool 5% 1/1/2037	811	818
Freddie Mac Gold Pool 5% 1/1/2040	7,863	7,930
Freddie Mac Gold Pool 5% 10/1/2033	2,130	2,146
Freddie Mac Gold Pool 5% 10/1/2033	1,527	1,539
Freddie Mac Gold Pool 5% 10/1/2052	3,827,784	3,821,759
Freddie Mac Gold Pool 5% 11/1/2035	1,265	1,276
Freddie Mac Gold Pool 5% 11/1/2040	1,450	1,463
Freddie Mac Gold Pool 5% 11/1/2052	2,943,240	2,942,286
Freddie Mac Gold Pool 5% 12/1/2033	1,168	1,177
Freddie Mac Gold Pool 5% 12/1/2033	880	887
Freddie Mac Gold Pool 5% 12/1/2033	296	299
Freddie Mac Gold Pool 5% 12/1/2035	3,357	3,386
Freddie Mac Gold Pool 5% 12/1/2052	6,873,743	6,862,923
Freddie Mac Gold Pool 5% 12/1/2052	1,040,500	1,038,211
Freddie Mac Gold Pool 5% 12/1/2052	956,662	953,063
Freddie Mac Gold Pool 5% 2/1/2035	2,009	2,023
Freddie Mac Gold Pool 5% 2/1/2040	1,962	1,979
Freddie Mac Gold Pool 5% 3/1/2041	2,803	2,827
Freddie Mac Gold Pool 5% 4/1/2034	717	723
Freddie Mac Gold Pool 5% 4/1/2035	4,874	4,912
Freddie Mac Gold Pool 5% 4/1/2035	1,889	1,905
Freddie Mac Gold Pool 5% 4/1/2035	1,298	1,309
Freddie Mac Gold Pool 5% 4/1/2036	10,938	11,031
Freddie Mac Gold Pool 5% 4/1/2040	12,289	12,394
Freddie Mac Gold Pool 5% 5/1/2034	848	855
Freddie Mac Gold Pool 5% 5/1/2034	417	420
Freddie Mac Gold Pool 5% 5/1/2034	372	375
Freddie Mac Gold Pool 5% 5/1/2035	4,742	4,782
Freddie Mac Gold Pool 5% 5/1/2035	116	117
Freddie Mac Gold Pool 5% 5/1/2040	1,893	1,909
Freddie Mac Gold Pool 5% 5/1/2052	364,180	364,973
Freddie Mac Gold Pool 5% 6/1/2035	884	891
Freddie Mac Gold Pool 5% 6/1/2035	397	400
Freddie Mac Gold Pool 5% 6/1/2040	7,291	7,353
Freddie Mac Gold Pool 5% 6/1/2040	6,211	6,265
Freddie Mac Gold Pool 5% 6/1/2041	179,999	181,545
Freddie Mac Gold Pool 5% 6/1/2041	3,561	3,591
Freddie Mac Gold Pool 5% 6/1/2052	1,023,749	1,025,977
Freddie Mac Gold Pool 5% 7/1/2035	30,827	31,079
Freddie Mac Gold Pool 5% 7/1/2035	4,234	4,270
Freddie Mac Gold Pool 5% 7/1/2040	1,425	1,438
Freddie Mac Gold Pool 5% 7/1/2041	3,596	3,627
Freddie Mac Gold Pool 5% 7/1/2041	2,949	2,974
Freddie Mac Gold Pool 5% 7/1/2041	1,327	1,336
Freddie Mac Gold Pool 5% 7/1/2041	973	981
Freddie Mac Gold Pool 5% 8/1/2033	514	518
Freddie Mac Gold Pool 5% 8/1/2033	163	164
Freddie Mac Gold Pool 5% 8/1/2034	7,523	7,582
Freddie Mac Gold Pool 5% 8/1/2035	556	560
Freddie Mac Gold Pool 5% 8/1/2036	109	110
Freddie Mac Gold Pool 5% 8/1/2040	6,124	6,178
Freddie Mac Gold Pool 5% 9/1/2033	1,727	1,740
Freddie Mac Gold Pool 5% 9/1/2035	3,114	3,141
Freddie Mac Gold Pool 5% 9/1/2035	220	222
Freddie Mac Gold Pool 5% 9/1/2035	24	23
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)	11,045,771	11,286,666
Freddie Mac Gold Pool 6% 1/1/2032	428	438
Freddie Mac Gold Pool 6% 1/1/2032	263	269
Freddie Mac Gold Pool 6% 10/1/2032	209	214
Freddie Mac Gold Pool 6% 11/1/2029	21	20
Freddie Mac Gold Pool 6% 11/1/2031	279	286
Freddie Mac Gold Pool 6% 11/1/2032	2,351	2,413
Freddie Mac Gold Pool 6% 11/1/2053	132,821	137,071
Freddie Mac Gold Pool 6% 12/1/2032	110	113
Freddie Mac Gold Pool 6% 12/1/2037	6,473	6,738
Freddie Mac Gold Pool 6% 12/1/2037	1,764	1,833
Freddie Mac Gold Pool 6% 12/1/2052	1,190,356	1,234,668
Freddie Mac Gold Pool 6% 2/1/2055	1,091,750	1,135,547
Freddie Mac Gold Pool 6% 4/1/2031	216	221
Freddie Mac Gold Pool 6% 4/1/2033	732	752
Freddie Mac Gold Pool 6% 5/1/2033	5,032	5,149
Freddie Mac Gold Pool 6% 6/1/2031	76	78
Freddie Mac Gold Pool 6% 7/1/2029	28	28
Freddie Mac Gold Pool 6% 7/1/2032	560	574
Freddie Mac Gold Pool 6% 7/1/2033	730	751
Freddie Mac Gold Pool 6% 7/1/2037	499	519
Freddie Mac Gold Pool 6% 7/1/2039	3,238,788	3,336,631
Freddie Mac Gold Pool 6% 8/1/2037	5,690	5,903
Freddie Mac Gold Pool 6% 9/1/2033	4,342	4,464
Freddie Mac Gold Pool 6.5% 1/1/2032	1,756	1,824
Freddie Mac Gold Pool 6.5% 10/1/2032	1,337	1,389
Freddie Mac Gold Pool 6.5% 10/1/2053	8,880,872	9,340,950
Freddie Mac Gold Pool 6.5% 10/1/2053	8,652,973	9,114,765
Freddie Mac Gold Pool 6.5% 3/1/2036	14,685	15,254
Freddie Mac Gold Pool 6.5% 4/1/2032	159	165
Freddie Mac Gold Pool 6.5% 7/1/2032	42	44
Freddie Mac Gold Pool 6.5% 8/1/2032	611	634
Freddie Mac Gold Pool 6.5% 8/1/2032	431	448
Freddie Mac Gold Pool 6.5% 8/1/2032	413	430
Freddie Mac Gold Pool 6.5% 9/1/2039	22,385	23,556
Freddie Mac Gold Pool 6.5% 9/1/2053	720,176	759,735
Freddie Mac Gold Pool 6.5% 9/1/2053	687,397	723,008
Freddie Mac Gold Pool 7% 1/1/2036	865	914
Freddie Mac Gold Pool 7% 11/1/2034	1,457	1,540
Freddie Mac Gold Pool 7% 11/1/2034	1,277	1,349
Freddie Mac Gold Pool 7% 12/1/2026	13	12
Freddie Mac Gold Pool 7% 4/1/2032	502	530
Freddie Mac Gold Pool 7% 7/1/2029	1,975	2,088
Freddie Mac Gold Pool 7% 8/1/2026	7	6
Freddie Mac Gold Pool 7% 9/1/2026	42	41
Freddie Mac Gold Pool 7% 9/1/2035	3,643	3,850
Freddie Mac Gold Pool 7.5% 1/1/2027	1	0
Freddie Mac Gold Pool 7.5% 11/1/2030	20	20
Freddie Mac Gold Pool 8% 2/1/2030	6	5
Freddie Mac Gold Pool 8% 8/1/2030	134	139
Freddie Mac Gold Pool 8.5% 8/1/2027	28	28
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	3,837	3,906
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	1,956	1,995
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	2,507	2,565
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	16,431	16,879
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	20,778	21,624
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	3,322	3,458
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	113,321	117,987
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	1,767	1,823
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	2,609	2,714
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	278,901	291,205
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	14,193	14,826
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	32,843	34,226
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	19,894	20,741
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	2,855	2,984
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	36,213	37,819
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	55,254	57,793
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	1,449	1,507
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	908	927
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	62,908	65,348
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	17,059	17,426
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	5,940	6,102
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	3,396	3,476
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	7,073	7,275
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	106,624	110,211
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	1,195	1,209
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	4,017	4,123
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	11,442	11,718
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	2,858	2,924
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	13,910	14,302
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	2,848	2,949
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	5,817	6,033
Freddie Mac Non Gold Pool 6% 6/1/2053	2,998,188	3,108,860
Freddie Mac Non Gold Pool 6% 6/1/2053	2,877,797	2,978,630
Freddie Mac Non Gold Pool 6% 6/1/2053	2,389,939	2,477,413
Freddie Mac Non Gold Pool 6% 7/1/2053	2,400,157	2,488,754
Freddie Mac Non Gold Pool 6% 7/1/2053	2,260,216	2,342,941
Freddie Mac Non Gold Pool 6% 9/1/2053	323,276	333,618
Ginnie Mae I Pool 2.5% 8/20/2051	15,269,507	13,026,432
Ginnie Mae I Pool 3% 12/15/2042	38,380	35,022
Ginnie Mae I Pool 3% 12/20/2042	46,961	42,698
Ginnie Mae I Pool 3% 2/15/2045	20,932	18,957
Ginnie Mae I Pool 3% 2/15/2045	20,487	18,509
Ginnie Mae I Pool 3% 2/20/2050	155,056	137,932
Ginnie Mae I Pool 3% 3/15/2045	33,827	30,572
Ginnie Mae I Pool 3% 3/20/2043	30,929	28,135
Ginnie Mae I Pool 3% 3/20/2043	12,802	11,659
Ginnie Mae I Pool 3% 4/15/2043	5,338	4,855
Ginnie Mae I Pool 3% 4/15/2043	4,248	3,878
Ginnie Mae I Pool 3% 4/15/2045	12,478	11,262
Ginnie Mae I Pool 3% 5/15/2042	5,744	5,266
Ginnie Mae I Pool 3% 5/15/2043	3,271	2,990
Ginnie Mae I Pool 3% 6/15/2043	5,197	4,721
Ginnie Mae I Pool 3% 6/15/2043	4,725	4,320
Ginnie Mae I Pool 3% 6/15/2043	2,396	2,208
Ginnie Mae I Pool 3.5% 1/15/2042	17,465	16,337
Ginnie Mae I Pool 3.5% 1/15/2042	14,401	13,485
Ginnie Mae I Pool 3.5% 1/15/2043	19,265	18,044
Ginnie Mae I Pool 3.5% 11/15/2040	2,298	2,164
Ginnie Mae I Pool 3.5% 11/15/2042	42,637	39,945
Ginnie Mae I Pool 3.5% 12/15/2041	16,516	15,485
Ginnie Mae I Pool 3.5% 12/15/2041	15,472	14,491
Ginnie Mae I Pool 3.5% 12/15/2041	9,473	8,913
Ginnie Mae I Pool 3.5% 12/20/2049	19,155	17,655
Ginnie Mae I Pool 3.5% 12/20/2049	6,825	6,299
Ginnie Mae I Pool 3.5% 12/20/2049	5,937	5,461
Ginnie Mae I Pool 3.5% 12/20/2049	2,041	1,880
Ginnie Mae I Pool 3.5% 2/15/2042	18,020	16,922
Ginnie Mae I Pool 3.5% 2/15/2042	15,223	14,251
Ginnie Mae I Pool 3.5% 2/15/2042	13,659	12,780
Ginnie Mae I Pool 3.5% 2/15/2042	6,169	5,794
Ginnie Mae I Pool 3.5% 2/15/2043	82,772	77,728
Ginnie Mae I Pool 3.5% 2/15/2043	3,743	3,509
Ginnie Mae I Pool 3.5% 2/15/2044	12,909	12,012
Ginnie Mae I Pool 3.5% 2/20/2043	24,570	22,968
Ginnie Mae I Pool 3.5% 3/15/2042	3,653	3,445
Ginnie Mae I Pool 3.5% 3/15/2042	1,694	1,591
Ginnie Mae I Pool 3.5% 3/20/2043	10,781	10,078
Ginnie Mae I Pool 3.5% 4/15/2043	70,301	66,017
Ginnie Mae I Pool 3.5% 4/15/2043	13,684	12,776
Ginnie Mae I Pool 3.5% 5/15/2042	4,886	4,603
Ginnie Mae I Pool 3.5% 5/15/2043	3,171	2,983
Ginnie Mae I Pool 3.5% 5/20/2046	13,363	12,321
Ginnie Mae I Pool 3.5% 5/20/2046	7,774	7,168
Ginnie Mae I Pool 3.5% 5/20/2046	5,956	5,491
Ginnie Mae I Pool 3.5% 5/20/2046	5,705	5,260
Ginnie Mae I Pool 3.5% 5/20/2046	3,590	3,303
Ginnie Mae I Pool 3.5% 6/15/2043	4,922	4,590
Ginnie Mae I Pool 3.5% 6/15/2043	4,232	3,966
Ginnie Mae I Pool 3.5% 6/15/2043	2,477	2,339
Ginnie Mae I Pool 3.5% 6/20/2046	26,611	24,536
Ginnie Mae I Pool 3.5% 6/20/2046	8,479	7,818
Ginnie Mae I Pool 3.5% 6/20/2046	7,814	7,204
Ginnie Mae I Pool 3.5% 6/20/2046	7,519	6,933
Ginnie Mae I Pool 3.5% 6/20/2046	7,441	6,861
Ginnie Mae I Pool 3.5% 6/20/2046	4,548	4,193
Ginnie Mae I Pool 3.5% 7/15/2042	11,919	11,172
Ginnie Mae I Pool 3.5% 7/15/2042	4,040	3,788
Ginnie Mae I Pool 3.5% 7/15/2042	1,208	1,132
Ginnie Mae I Pool 3.5% 7/15/2043	2,616	2,445
Ginnie Mae I Pool 3.5% 7/20/2043	22,697	21,113
Ginnie Mae I Pool 3.5% 7/20/2046	239,991	221,750
Ginnie Mae I Pool 3.5% 8/15/2042	1,244	1,166
Ginnie Mae I Pool 3.5% 9/15/2042	3,433	3,211
Ginnie Mae I Pool 3.5% 9/15/2042	1,436	1,345
Ginnie Mae I Pool 4% 1/15/2041	15,119	14,547
Ginnie Mae I Pool 4% 1/15/2042	1,383	1,327
Ginnie Mae I Pool 4% 1/15/2047	11,064	10,501
Ginnie Mae I Pool 4% 1/15/2047	10,660	10,117
Ginnie Mae I Pool 4% 1/15/2047	8,205	7,787
Ginnie Mae I Pool 4% 1/15/2047	3,911	3,712
Ginnie Mae I Pool 4% 10/15/2040	17,827	17,159
Ginnie Mae I Pool 4% 10/15/2040	14,980	14,433
Ginnie Mae I Pool 4% 10/15/2040	14,511	13,971
Ginnie Mae I Pool 4% 10/15/2040	1,887	1,817
Ginnie Mae I Pool 4% 10/15/2041	32,146	30,871
Ginnie Mae I Pool 4% 10/15/2041	15,357	14,762
Ginnie Mae I Pool 4% 10/15/2041	11,367	10,933
Ginnie Mae I Pool 4% 10/15/2041	8,131	7,820
Ginnie Mae I Pool 4% 10/15/2041	5,847	5,619
Ginnie Mae I Pool 4% 10/15/2041	5,192	5,003
Ginnie Mae I Pool 4% 10/15/2041	4,495	4,309
Ginnie Mae I Pool 4% 10/15/2041	2,979	2,862
Ginnie Mae I Pool 4% 10/15/2041	707	678
Ginnie Mae I Pool 4% 10/20/2042	55,431	52,987
Ginnie Mae I Pool 4% 11/15/2040	4,434	4,266
Ginnie Mae I Pool 4% 11/15/2041	28,739	27,622
Ginnie Mae I Pool 4% 12/15/2039	8,659	8,345
Ginnie Mae I Pool 4% 12/15/2040	2,073	2,003
Ginnie Mae I Pool 4% 12/15/2041	11,614	11,172
Ginnie Mae I Pool 4% 12/15/2041	9,380	9,007
Ginnie Mae I Pool 4% 12/15/2041	5,355	5,143
Ginnie Mae I Pool 4% 12/15/2041	3,401	3,267
Ginnie Mae I Pool 4% 12/15/2041	628	604
Ginnie Mae I Pool 4% 12/15/2046	2,417	2,295
Ginnie Mae I Pool 4% 2/15/2040	13,100	12,613
Ginnie Mae I Pool 4% 2/15/2040	8,948	8,630
Ginnie Mae I Pool 4% 2/15/2040	8,790	8,465
Ginnie Mae I Pool 4% 2/15/2041	3,620	3,486
Ginnie Mae I Pool 4% 2/15/2041	2,713	2,606
Ginnie Mae I Pool 4% 2/15/2042	4,085	3,923
Ginnie Mae I Pool 4% 2/15/2045	14,655	13,989
Ginnie Mae I Pool 4% 3/15/2040	65,770	63,358
Ginnie Mae I Pool 4% 3/15/2041	32,704	31,488
Ginnie Mae I Pool 4% 3/15/2042	14,099	13,535
Ginnie Mae I Pool 4% 3/15/2042	2,985	2,861
Ginnie Mae I Pool 4% 3/20/2047	28,583	27,217
Ginnie Mae I Pool 4% 4/15/2043	10,674	10,227
Ginnie Mae I Pool 4% 4/15/2046	91,358	87,146
Ginnie Mae I Pool 4% 4/20/2048	11,997	11,344
Ginnie Mae I Pool 4% 4/20/2048	11,423	10,802
Ginnie Mae I Pool 4% 5/15/2045	13,720	13,077
Ginnie Mae I Pool 4% 5/20/2049	21,591	20,303
Ginnie Mae I Pool 4% 6/15/2041	3,134	3,013
Ginnie Mae I Pool 4% 6/15/2042	3,314	3,173
Ginnie Mae I Pool 4% 6/15/2045	3,656	3,493
Ginnie Mae I Pool 4% 7/15/2041	880	844
Ginnie Mae I Pool 4% 7/15/2045	9,991	9,520
Ginnie Mae I Pool 4% 7/15/2046	7,423	7,050
Ginnie Mae I Pool 4% 7/15/2046	5,945	5,657
Ginnie Mae I Pool 4% 8/15/2039	2,406	2,323
Ginnie Mae I Pool 4% 9/15/2039	2,625	2,539
Ginnie Mae I Pool 4% 9/15/2041	12,885	12,384
Ginnie Mae I Pool 4.5% 11/15/2039	10,218	10,083
Ginnie Mae I Pool 4.5% 11/15/2039	3,891	3,844
Ginnie Mae I Pool 4.5% 11/15/2039	2,363	2,338
Ginnie Mae I Pool 4.5% 11/15/2039	1,428	1,412
Ginnie Mae I Pool 4.5% 12/15/2039	2,816	2,787
Ginnie Mae I Pool 4.5% 2/15/2040	7,835	7,726
Ginnie Mae I Pool 4.5% 2/15/2040	7,095	7,011
Ginnie Mae I Pool 4.5% 2/15/2040	5,313	5,254
Ginnie Mae I Pool 4.5% 2/15/2040	4,437	4,385
Ginnie Mae I Pool 4.5% 2/15/2040	3,509	3,473
Ginnie Mae I Pool 4.5% 2/15/2040	2,788	2,755
Ginnie Mae I Pool 4.5% 2/15/2040	2,473	2,444
Ginnie Mae I Pool 4.5% 3/15/2040	19,266	19,039
Ginnie Mae I Pool 4.5% 3/15/2040	2,169	2,142
Ginnie Mae I Pool 4.5% 3/15/2041	44,481	43,893
Ginnie Mae I Pool 4.5% 3/15/2041	1,200	1,185
Ginnie Mae I Pool 4.5% 4/15/2040	8,561	8,465
Ginnie Mae I Pool 4.5% 5/15/2039	1,498	1,481
Ginnie Mae I Pool 4.5% 5/15/2040	9,326	9,215
Ginnie Mae I Pool 4.5% 5/15/2040	1,198	1,182
Ginnie Mae I Pool 4.5% 6/15/2039	5,091	5,037
Ginnie Mae I Pool 4.5% 6/15/2039	4,911	4,855
Ginnie Mae I Pool 4.5% 6/15/2040	38,167	37,650
Ginnie Mae I Pool 4.5% 6/15/2040	21,375	21,125
Ginnie Mae I Pool 4.5% 6/15/2040	10,136	10,013
Ginnie Mae I Pool 4.5% 6/15/2040	5,579	5,514
Ginnie Mae I Pool 4.5% 6/15/2040	5,562	5,496
Ginnie Mae I Pool 4.5% 6/15/2040	4,802	4,745
Ginnie Mae I Pool 4.5% 6/15/2040	4,382	4,329
Ginnie Mae I Pool 4.5% 6/15/2041	70,498	69,606
Ginnie Mae I Pool 4.5% 7/15/2039	3,819	3,778
Ginnie Mae I Pool 4.5% 7/15/2040	16,237	16,045
Ginnie Mae I Pool 4.5% 7/15/2040	14,868	14,692
Ginnie Mae I Pool 4.5% 7/15/2040	11,394	11,262
Ginnie Mae I Pool 4.5% 7/15/2040	8,645	8,543
Ginnie Mae I Pool 4.5% 7/15/2040	8,016	7,922
Ginnie Mae I Pool 4.5% 7/15/2040	7,375	7,286
Ginnie Mae I Pool 4.5% 7/15/2040	831	820
Ginnie Mae I Pool 4.5% 8/15/2039	42,149	41,675
Ginnie Mae I Pool 4.5% 8/15/2039	26,981	26,679
Ginnie Mae I Pool 4.5% 8/15/2039	21,975	21,732
Ginnie Mae I Pool 4.5% 8/15/2039	8,784	8,683
Ginnie Mae I Pool 4.5% 8/15/2039	4,743	4,692
Ginnie Mae I Pool 4.5% 8/15/2039	734	726
Ginnie Mae I Pool 4.5% 8/15/2040	2,440	2,411
Ginnie Mae I Pool 4.5% 9/15/2039	7,933	7,843
Ginnie Mae I Pool 4.5% 9/15/2039	3,993	3,948
Ginnie Mae I Pool 5% 10/15/2039	3,014	3,046
Ginnie Mae I Pool 5% 10/15/2039	2,389	2,414
Ginnie Mae I Pool 5% 10/15/2039	1,883	1,903
Ginnie Mae I Pool 5% 10/15/2039	1,175	1,187
Ginnie Mae I Pool 5% 11/15/2039	2,933	2,964
Ginnie Mae I Pool 5% 12/15/2039	3,044	3,077
Ginnie Mae I Pool 5% 12/15/2039	1,747	1,766
Ginnie Mae I Pool 5% 2/15/2039	552	558
Ginnie Mae I Pool 5% 3/15/2041	2,969	2,998
Ginnie Mae I Pool 5% 4/15/2040	28,674	28,982
Ginnie Mae I Pool 5% 4/15/2040	20,328	20,545
Ginnie Mae I Pool 5% 4/15/2041	3,874	3,912
Ginnie Mae I Pool 5% 4/20/2048	263,363	265,231
Ginnie Mae I Pool 5% 5/15/2039	6,982	7,059
Ginnie Mae I Pool 5% 5/15/2039	3,065	3,098
Ginnie Mae I Pool 5% 6/15/2040	63,114	63,791
Ginnie Mae I Pool 5% 6/15/2040	1,638	1,656
Ginnie Mae I Pool 5% 6/15/2040	1,163	1,174
Ginnie Mae I Pool 5% 6/15/2041	467	472
Ginnie Mae I Pool 5% 7/15/2039	5,332	5,391
Ginnie Mae I Pool 5% 7/15/2039	2,965	2,996
Ginnie Mae I Pool 5% 7/15/2040	3,876	3,918
Ginnie Mae I Pool 5% 7/15/2040	3,103	3,136
Ginnie Mae I Pool 5% 7/15/2040	1,674	1,692
Ginnie Mae I Pool 5% 8/15/2039	2,572	2,600
Ginnie Mae I Pool 5% 8/15/2039	2,240	2,264
Ginnie Mae I Pool 5% 8/15/2040	5,505	5,564
Ginnie Mae I Pool 5% 8/15/2040	4,429	4,476
Ginnie Mae I Pool 5% 8/15/2040	4,118	4,163
Ginnie Mae I Pool 5% 9/15/2039	16,897	17,075
Ginnie Mae I Pool 5% 9/15/2039	4,071	4,114
Ginnie Mae I Pool 5% 9/15/2039	2,475	2,501
Ginnie Mae I Pool 5% 9/15/2039	1,099	1,111
Ginnie Mae I Pool 5% 9/15/2040	3,016	3,049
Ginnie Mae I Pool 5% 9/15/2040	1,715	1,734
Ginnie Mae I Pool 5% 9/15/2041	47,214	47,718
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(h)	1,177	1,164
Ginnie Mae I Pool 5.5% 1/15/2039	2,882	2,953
Ginnie Mae I Pool 5.5% 10/15/2035	2,314	2,374
Ginnie Mae I Pool 5.5% 3/15/2039	525	538
Ginnie Mae I Pool 5.5% 7/15/2038	453	463
Ginnie Mae I Pool 5.5% 9/15/2039	14,698	15,070
Ginnie Mae I Pool 5.5% 9/15/2039	9,279	9,513
Ginnie Mae I Pool 6% 5/15/2040	36,218	37,412
Ginnie Mae I Pool 6% 6/15/2036	910,831	941,700
Ginnie Mae I Pool 6.5% 10/15/2034	1,438	1,509
Ginnie Mae I Pool 6.5% 11/15/2034	406	422
Ginnie Mae I Pool 6.5% 8/15/2034	1,838	1,926
Ginnie Mae I Pool 6.5% 8/15/2036	329	345
Ginnie Mae I Pool 6.5% 9/15/2034	641	671
Ginnie Mae I Pool 7% 1/15/2028	12	12
Ginnie Mae I Pool 7% 1/15/2029	12	12
Ginnie Mae I Pool 7% 1/15/2031	50	51
Ginnie Mae I Pool 7% 1/15/2032	291	299
Ginnie Mae I Pool 7% 10/15/2028	87	88
Ginnie Mae I Pool 7% 12/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2028	18	18
Ginnie Mae I Pool 7% 2/15/2028	13	13
Ginnie Mae I Pool 7% 2/15/2032	217	221
Ginnie Mae I Pool 7% 3/15/2028	19	19
Ginnie Mae I Pool 7% 3/15/2028	12	12
Ginnie Mae I Pool 7% 3/15/2028	10	10
Ginnie Mae I Pool 7% 3/15/2031	27	27
Ginnie Mae I Pool 7% 3/15/2031	19	19
Ginnie Mae I Pool 7% 3/15/2032	169	173
Ginnie Mae I Pool 7% 4/15/2028	36	36
Ginnie Mae I Pool 7% 4/15/2028	22	22
Ginnie Mae I Pool 7% 4/15/2028	7	7
Ginnie Mae I Pool 7% 4/15/2032	135	139
Ginnie Mae I Pool 7% 4/15/2032	29	30
Ginnie Mae I Pool 7% 4/20/2032	2,797	2,893
Ginnie Mae I Pool 7% 5/15/2031	79	80
Ginnie Mae I Pool 7% 5/15/2032	72	74
Ginnie Mae I Pool 7% 6/15/2028	43	44
Ginnie Mae I Pool 7% 6/15/2028	40	40
Ginnie Mae I Pool 7% 6/15/2028	13	13
Ginnie Mae I Pool 7% 6/15/2028	8	8
Ginnie Mae I Pool 7% 6/15/2031	213	218
Ginnie Mae I Pool 7% 6/15/2032	27	28
Ginnie Mae I Pool 7% 7/15/2028	42	42
Ginnie Mae I Pool 7% 7/15/2032	47	48
Ginnie Mae I Pool 7% 8/15/2031	136	139
Ginnie Mae I Pool 7% 8/15/2032	60	61
Ginnie Mae I Pool 7% 9/15/2028	38	38
Ginnie Mae I Pool 7% 9/15/2031	108	111
Ginnie Mae I Pool 7% 9/15/2031	12	12
Ginnie Mae I Pool 7.5% 1/15/2031	20	21
Ginnie Mae I Pool 7.5% 10/15/2027	42	43
Ginnie Mae I Pool 7.5% 3/15/2028	603	611
Ginnie Mae I Pool 7.5% 4/15/2027	9	9
Ginnie Mae I Pool 7.5% 4/15/2027	1	0
Ginnie Mae I Pool 7.5% 5/15/2027	6	5
Ginnie Mae I Pool 7.5% 6/15/2027	26	26
Ginnie Mae I Pool 7.5% 7/15/2027	20	21
Ginnie Mae I Pool 7.5% 7/15/2027	2	1
Ginnie Mae I Pool 7.5% 7/15/2028	99	101
Ginnie Mae I Pool 7.5% 7/15/2029	19	20
Ginnie Mae I Pool 7.5% 8/15/2027	10	10
Ginnie Mae I Pool 7.5% 8/15/2028	20	20
Ginnie Mae I Pool 7.5% 9/15/2027	54	54
Ginnie Mae I Pool 7.5% 9/15/2028	61	62
Ginnie Mae I Pool 8% 12/15/2027	32	33
Ginnie Mae I Pool 8% 12/15/2027	8	8
Ginnie Mae I Pool 8% 7/15/2027	9	9
Ginnie Mae I Pool 8% 8/15/2027	3	2
Ginnie Mae I Pool 8% 8/15/2027	2	1
Ginnie Mae I Pool 8.5% 1/15/2031	194	201
Ginnie Mae I Pool 8.5% 7/15/2030	15	15
Ginnie Mae I Pool 8.5% 8/15/2029	10	10
Ginnie Mae II Pool 2% 10/20/2050	7,622,453	6,265,009
Ginnie Mae II Pool 2% 11/20/2050	4,986,485	4,098,467
Ginnie Mae II Pool 2% 12/20/2050	11,440,512	9,403,129
Ginnie Mae II Pool 2% 6/1/2056 (f)	12,850,000	10,545,669
Ginnie Mae II Pool 2% 9/20/2050	1,820,292	1,496,126
Ginnie Mae II Pool 2.5% 6/1/2056 (f)	5,475,000	4,685,851
Ginnie Mae II Pool 3% 1/20/2043	250,815	229,129
Ginnie Mae II Pool 3% 10/20/2043	20,229	18,426
Ginnie Mae II Pool 3% 12/20/2042	22,021	20,116
Ginnie Mae II Pool 3% 8/20/2042	3,476	3,179
Ginnie Mae II Pool 3.5% 1/20/2042	2,225	2,095
Ginnie Mae II Pool 3.5% 1/20/2044	3,385	3,165
Ginnie Mae II Pool 3.5% 11/20/2041	102,696	96,721
Ginnie Mae II Pool 3.5% 12/20/2041	44,330	41,751
Ginnie Mae II Pool 3.5% 2/20/2043	20,326	19,061
Ginnie Mae II Pool 3.5% 3/20/2043	24,941	23,383
Ginnie Mae II Pool 3.5% 3/20/2044	3,776	3,530
Ginnie Mae II Pool 3.5% 4/20/2043	27,003	25,311
Ginnie Mae II Pool 3.5% 5/20/2043	257,580	240,370
Ginnie Mae II Pool 3.5% 5/20/2046	11,598	10,694
Ginnie Mae II Pool 3.5% 5/20/2046	3,218	2,967
Ginnie Mae II Pool 3.5% 6/20/2043	50,783	47,578
Ginnie Mae II Pool 3.5% 9/20/2043	299,438	280,239
Ginnie Mae II Pool 4% 1/20/2041	1,618	1,557
Ginnie Mae II Pool 4% 1/20/2042	13,443	12,909
Ginnie Mae II Pool 4% 1/20/2046	2,881	2,743
Ginnie Mae II Pool 4% 10/20/2040	14,261	13,724
Ginnie Mae II Pool 4% 10/20/2041	237,784	228,442
Ginnie Mae II Pool 4% 10/20/2044	145,370	138,777
Ginnie Mae II Pool 4% 11/20/2040	179,564	172,756
Ginnie Mae II Pool 4% 11/20/2041	7,918	7,606
Ginnie Mae II Pool 4% 11/20/2044	312,922	298,639
Ginnie Mae II Pool 4% 12/20/2044	8,471	8,085
Ginnie Mae II Pool 4% 12/20/2045	3,237	3,083
Ginnie Mae II Pool 4% 2/20/2041	3,846	3,700
Ginnie Mae II Pool 4% 3/20/2041	15,050	14,477
Ginnie Mae II Pool 4% 3/20/2047	3,186,441	3,034,145
Ginnie Mae II Pool 4% 4/20/2042	48,335	46,391
Ginnie Mae II Pool 4% 4/20/2047	651,220	620,095
Ginnie Mae II Pool 4% 5/20/2046	44,851	42,688
Ginnie Mae II Pool 4% 6/20/2045	141,673	135,081
Ginnie Mae II Pool 4% 7/20/2044	7,823	7,475
Ginnie Mae II Pool 4% 8/20/2041	1,667	1,602
Ginnie Mae II Pool 4% 8/20/2043	17,992	17,221
Ginnie Mae II Pool 4% 8/20/2044	20,224	19,313
Ginnie Mae II Pool 4% 8/20/2045	465,836	443,775
Ginnie Mae II Pool 4% 9/20/2040	65,224	62,767
Ginnie Mae II Pool 4.5% 1/20/2041	16,448	16,221
Ginnie Mae II Pool 4.5% 10/20/2039	2,574	2,499
Ginnie Mae II Pool 4.5% 10/20/2040	36,194	35,127
Ginnie Mae II Pool 4.5% 10/20/2040	3,510	3,462
Ginnie Mae II Pool 4.5% 11/20/2040	15,227	14,759
Ginnie Mae II Pool 4.5% 11/20/2040	3,536	3,488
Ginnie Mae II Pool 4.5% 12/20/2039	14,307	13,895
Ginnie Mae II Pool 4.5% 12/20/2040	7,267	7,045
Ginnie Mae II Pool 4.5% 2/20/2041	59,391	58,573
Ginnie Mae II Pool 4.5% 2/20/2041	628	608
Ginnie Mae II Pool 4.5% 3/20/2036	1,238	1,227
Ginnie Mae II Pool 4.5% 3/20/2041	3,884	3,831
Ginnie Mae II Pool 4.5% 4/20/2040	6,815	6,611
Ginnie Mae II Pool 4.5% 4/20/2041	35,480	34,988
Ginnie Mae II Pool 4.5% 5/20/2040	4,093	4,039
Ginnie Mae II Pool 4.5% 5/20/2041	153,651	151,514
Ginnie Mae II Pool 4.5% 6/20/2033	551	548
Ginnie Mae II Pool 4.5% 6/20/2039	2,822	2,742
Ginnie Mae II Pool 4.5% 6/20/2040	6,596	6,407
Ginnie Mae II Pool 4.5% 6/20/2041	96,740	95,382
Ginnie Mae II Pool 4.5% 7/20/2039	521	515
Ginnie Mae II Pool 4.5% 7/20/2040	6,786	6,695
Ginnie Mae II Pool 4.5% 7/20/2040	580	563
Ginnie Mae II Pool 4.5% 8/20/2040	890	878
Ginnie Mae II Pool 4.5% 9/20/2040	36,730	36,234
Ginnie Mae II Pool 5% 9/20/2033	24,609	24,765
Ginnie Mae II Pool 5.5% 12/20/2054	680,462	687,427
Ginnie Mae II Pool 6% 11/20/2031	659	673
Ginnie Mae II Pool 6% 12/20/2054	558,224	572,103
Ginnie Mae II Pool 6% 5/20/2032	3,105	3,175
Ginnie Mae II Pool 6% 6/1/2056 (f)	1,300,000	1,324,344
Ginnie Mae II Pool 6% 7/1/2056 (f)	850,000	865,453
Ginnie Mae II Pool 6.5% 11/20/2031	122	126
Ginnie Mae II Pool 6.5% 3/20/2031	143	149
Ginnie Mae II Pool 7% 2/20/2032	833	861
Ginnie Mae II Pool 7% 3/20/2032	432	447
Uniform Mortgage Backed Securities 2% 6/1/2056 (f)	9,025,000	7,221,058
Uniform Mortgage Backed Securities 2% 7/1/2056 (f)	7,500,000	5,998,829
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (f)	7,150,000	5,987,845
Uniform Mortgage Backed Securities 3% 6/1/2056 (f)	3,425,000	2,992,594
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (f)	4,400,000	4,225,375
Uniform Mortgage Backed Securities 5% 6/1/2056 (f)	13,200,000	12,991,688
Uniform Mortgage Backed Securities 6% 6/1/2056 (f)	5,450,000	5,564,961
TOTAL UNITED STATES		351,567,010
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $359,630,394)		351,567,010

U.S. Government Agency Obligations - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
Financials - 2.9%
Financial Services - 2.9%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/12/2028 (b)(c)	22,930,000	22,929,611
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.785% 1/19/2029 (b)(c)	17,080,000	17,079,568
TOTAL FINANCIALS		40,009,179
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,313,270
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,740,992
TOTAL UTILITIES		5,054,262
TOTAL UNITED STATES		45,063,441
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,058,339)		45,063,441

U.S. Treasury Obligations - 55.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	33,422,000	18,840,347
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	80,553,600	58,294,375
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	54,399,000	43,143,082
US Treasury Bonds 4.125% 8/15/2044	4.66 to 4.73	15,010,000	13,505,482
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	79,871,900
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	28,640,000	27,467,550
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.97	4,320,000	4,078,350
US Treasury Bonds 5% 5/15/2056	5.09	1,360,000	1,364,038
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	5,064,915	4,713,540
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	1,477,405	1,375,580
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,590,652
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.64	116,370,000	114,742,638
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.85	110,960,000	109,373,618
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.94	37,260,000	37,082,433
US Treasury Notes 3.875% 5/15/2029	4.02	39,880,000	39,689,947
US Treasury Notes 4% 11/15/2035	4.07 to 4.38	147,680,000	142,834,250
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.46	54,140,000	52,811,878
US Treasury Notes 4.125% 4/30/2033	4.49	110,000	108,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $826,449,097)			773,888,629

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $12,614,474)	3.67	12,614,103	12,616,626

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	57,500,000	586,754
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	21,000,000	207,824
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,380,000	560,851
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,450,000	149,159
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	182,488
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	2,350,000	141,331
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	18,210,000	203,279
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	33,990,000	268,115
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	179,117
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	28,000,000	190,953
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	47,000,000	309,078

TOTAL PURCHASED SWAPTIONS (Cost $2,486,989)			2,978,949

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,509,601,087)	1,450,636,267
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(56,217,013)
NET ASSETS - 100.0%	1,394,419,254

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 6/1/2056	(875,000)	(891,385)
Uniform Mortgage Backed Securities 2% 6/1/2056	(16,525,000)	(13,221,937)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(7,150,000)	(5,987,845)
Uniform Mortgage Backed Securities 3% 6/1/2056	(3,425,000)	(2,992,594)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(29,600,000)	(26,919,812)
Uniform Mortgage Backed Securities 4% 6/1/2056	(12,050,000)	(11,286,990)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(40,625,000)	(39,012,696)
Uniform Mortgage Backed Securities 5% 6/1/2056	(13,200,000)	(12,991,688)
Uniform Mortgage Backed Securities 6% 6/1/2056	(5,450,000)	(5,564,961)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(118,869,908)

TOTAL TBA SALE COMMITMENTS (Proceeds $119,018,266)		(118,869,908)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	22,300,000	(1,246,452)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	8,000,000	(473,064)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,700,000	(185,163)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	6,140,000	(338,110)

TOTAL CALL SWAPTIONS			(2,242,789)
TOTAL WRITTEN SWAPTIONS (Cost $(2,517,506))			(2,242,789)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	235	9/2026	25,824,297	120,611
CBOT 2Y US Treasury Notes Contracts (United States)	1,706	9/2026	352,502,250	407,874
CBOT US Treasury Ultra Bond Contracts (United States)	19	9/2026	2,176,688	(3,548)
TOTAL LONG				524,937

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	153,141,000	1,281,850	0	1,281,850
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	2,460,000	(40,578)	0	(40,578)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	1,040,000	(24,938)	0	(24,938)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	2,630,000	28,837	0	28,837
TOTAL INTEREST RATE SWAPS							1,245,171	0	1,245,171

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,666,189.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $332,467.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,465,554.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,297,356	558,197,984	611,883,852	1,120,579	5,138	-	12,616,626	12,614,103	0.0%
Fidelity Securities Lending Cash Central Fund	-	111,673,633	111,673,633	3,600	-	-	-	-	0.0%
Total	66,297,356	669,871,617	723,557,485	1,124,179	5,138	-	12,616,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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